UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5930

        Nuveen California Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
	May 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.6% (3.5% of Total Investments)
$ 645	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$595,432
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	2,618,220
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
12,135	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	7,224,815
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

15,780	Total Consumer Staples			10,438,467

	Education and Civic Organizations – 9.2% (5.9% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	156,720
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	113,237
150	5.000%, 11/01/25	11/15 at 100.00	A2	151,848
4,730	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	4,897,206
	Institutes, Series 2001, 5.500%, 10/01/21
1,322	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	AA–	1,322,264
	Trust 1065, 14.320%, 3/01/33 (IF)
4,730	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/19 –	11/12 at 100.00	AAA	4,930,410
	AMBAC Insured
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	3,558,600
	5.000%, 9/01/34
2,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%,	5/13 at 100.00	AAA	2,136,300
	5/15/17 – AMBAC Insured

17,202	Total Education and Civic Organizations			17,266,585

	Health Care – 10.6% (6.8% of Total Investments)
375	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	360,855
	Series 2006, 5.000%, 4/01/37
6,385	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	6,372,677
	5.250%, 11/15/46 (UB)
1,650	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	1,477,064
	of Central California, Series 2007, 5.250%, 2/01/46
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	953,470
	Health System, Series 2005A, 5.250%, 7/01/30
5,220	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,981,237
	Series 2006, 5.000%, 3/01/41
1,755	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,760,072
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	1,416,924
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
895	California Statewide Community Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	997,370
	System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	1,522,880
	2007A, 4.500%, 5/15/37 – MBIA Insured

20,235	Total Health Care			19,842,549

	Housing/Multifamily – 2.9% (1.8% of Total Investments)
1,500	California Statewide Community Development Authority, Student Housing Revenue Bonds, EAH –	8/12 at 100.00	N/R	1,422,780
	Irvine East Campus Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 – ACA Insured
3,915	Los Angeles, California, GNMA Collateralized Multifamily Housing Revenue Bonds, Ridgecroft	9/08 at 101.00	AAA	3,933,675
	Apartments, Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)

5,415	Total Housing/Multifamily			5,356,455

	Housing/Single Family – 0.2% (0.2% of Total Investments)
440	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	447,735
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
1,250	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,140,888
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.5% of Total Investments)
4,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	4,403,295
	Project, Series 2007, 5.250%, 12/01/27

	Tax Obligation/General – 20.1% (12.8% of Total Investments)
5	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	5,096
2,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 – CIFG Insured	8/13 at 100.00	A+	2,107,960
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/23	2/14 at 100.00	A+	511,605
3,950	5.200%, 4/01/26	4/14 at 100.00	A+	4,051,950
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AAA	3,452,162
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – MBIA Insured (4)
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,	8/14 at 102.00	AAA	1,472,744
	General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 – FSA Insured
3,200	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/17 at 100.00	AAA	3,142,400
	Bonds, Series 2007, 4.500%, 9/01/30 – FSA Insured
4,765	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AA	1,764,527
	2003B, 0.000%, 8/01/27 – FGIC Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AAA	2,656,267
	2001A, 5.750%, 8/01/30 – MBIA Insured (4)
6,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1993, 7.000%, 7/01/10 –	No Opt. Call	AAA	6,470,220
	MBIA Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – MBIA Insured	8/14 at 100.00	AAA	16,025
20	5.250%, 8/01/26 – MBIA Insured	8/14 at 100.00	AAA	21,315
325	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	335,046
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	4,416,000
	Series 2003E, 5.250%, 7/01/22 – FSA Insured
3,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/10 at 100.00	Aa2	3,197,130
	Obligation Bonds, Series 2000B, 5.600%, 9/01/24 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aaa	2,553,848
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – FSA Insured
1,440	Southwestern Community College District, San Diego County, California, General Obligation	8/15 at 102.00	AAA	1,521,850
	Bonds, Series 2005, 5.000%, 8/01/24 – MBIA Insured

38,945	Total Tax Obligation/General			37,696,145

	Tax Obligation/Limited – 34.4% (22.0% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	3/12 at 100.00	AAA	5,248,162
	2002A, 5.250%, 3/01/22 – AMBAC Insured
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/13 at 100.00	A	1,681,517
	Series 2003D, 5.500%, 6/01/20
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	3,249,175
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19
2,195	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,381,531
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	Baa3	403,116
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,195,032
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	1,986,260
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A,	9/09 at 102.00	AAA	2,603,225
	5.000%, 9/01/20 – FSA Insured
1,660	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Settlement	6/15 at 100.00	AA	1,485,335
	Revenue Bonds, Series 2005A, Trust Series 1500, 11.130%, 6/01/45 – AMBAC Insured (IF)
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,059,578
	Series 2006, 5.250%, 9/01/36 – XLCA Insured
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	A–	1,745,853
	5.000%, 9/01/25 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	175,026
450	5.125%, 9/01/36	9/16 at 100.00	N/R	396,959
730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	728,832
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	Baa3	9,665,699
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	3,823,680
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,447,089
	Participation, Series 2005, 5.000%, 3/01/22 – FSA Insured
3,500	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AAA	3,540,845
	8/01/37 – MBIA Insured
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	8/13 at 100.00	AAA	1,032,500
	Series 2003, 5.000%, 8/01/23 – MBIA Insured
350	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	348,940
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	A–	1,426,875
	Projects, Series 2005A, 5.000%, 10/01/37 – XLCA Insured
1,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A–	993,850
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
435	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	441,499
	8/01/25 – AMBAC Insured
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,090,450
	5.400%, 11/01/20 – MBIA Insured
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and	8/15 at 100.00	AAA	5,020,600
	3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured
750	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AAA	746,970
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
2,695	5.000%, 6/01/20 – MBIA Insured	6/13 at 100.00	AAA	2,790,753
1,500	5.000%, 6/01/21 – MBIA Insured	6/13 at 100.00	AAA	1,547,145
	Sweetwater Union High School District, San Diego County, California, Certificates of
	Participation, Series 2002:
2,000	5.000%, 9/01/23 – FSA Insured	9/12 at 102.00	AAA	2,071,480
4,015	5.000%, 9/01/24 – FSA Insured	9/12 at 102.00	AAA	4,194,471

63,905	Total Tax Obligation/Limited			64,522,447

	Transportation – 25.5% (16.3% of Total Investments)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,470,984
	2006, 5.000%, 4/01/31 (UB)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,986,565
	Bonds, Series 1999, 0.000%, 1/15/29
	Long Beach, California, Harbor Revenue Bonds, Series 2000A:
2,740	5.750%, 5/15/14 (Alternative Minimum Tax)	5/10 at 101.00	AA	2,905,606
11,885	5.750%, 5/15/15 (Alternative Minimum Tax)	5/10 at 101.00	AA	12,603,328
8,550	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	5/10 at 100.00	A+	8,608,054
	(Alternative Minimum Tax)
14,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	14,250,739
	Airport, Second Series 2000, Issue 25, 5.500%, 5/01/24 – FSA Insured (Alternative Minimum Tax)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	2,030,820
	International Airport, Second Series 2001, Issue 27B, 5.000%, 5/01/23 – FGIC Insured

47,105	Total Transportation			47,856,096

	U.S. Guaranteed – 17.5% (11.2% of Total Investments) (5)
1,125	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/10 at 100.00	N/R (5)	1,146,668
	County Tobacco Funding Corporation, Series 2002B, 5.125%, 6/01/20 (Pre-refunded 6/01/10)
3,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	3,277,950
	5/01/18 (Pre-refunded 5/01/12)
5,360	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco	No Opt. Call	AAA	5,870,004
	Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – FSA Insured (ETM)
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	5,316,000
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	4,093,800
	Asset-Backed Bonds, Series 2003B, 5.500%, 6/01/33 (Pre-refunded 6/01/13)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,445,830
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
5,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AA– (5)	5,317,100
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	4,304,440
	7/01/36 (Pre-refunded 7/01/12)

29,235	Total U.S. Guaranteed			32,771,792

	Utilities – 10.9% (7.0% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/08 at 100.50	N/R	3,912,143
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18 (6)
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	2,079,181
	2007A, 5.500%, 11/15/37
725	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	754,827
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	514,700
	2005A-1, 5.000%, 7/01/31 – FSA Insured
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	A–	715,801
	9/01/31 – XLCA Insured
10,450	Orange County Public Financing Authority, California, Waste Management System Revenue	No Opt. Call	Aaa	10,950,136
	Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)
1,000	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	A1	1,041,980
	5.250%, 5/15/23 – FGIC Insured
500	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	515,165
	2002Q, 5.250%, 8/15/22 – FSA Insured

20,240	Total Utilities			20,483,933

	Water and Sewer – 16.2% (10.3% of Total Investments)
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 100.00	AAA	1,049,180
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – FSA Insured
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%,	10/16 at 100.00	AAA	2,504,975
	10/01/31 – FSA Insured
490	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	495,351
	5.000%, 4/01/36 – MBIA Insured
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AAA	5,196,867
	5.250%, 7/01/20 – MBIA Insured
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation,	3/09 at 101.00	AAA	2,556,400
	Series 1999A, 5.750%, 3/01/29 – AMBAC Insured
5,985	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AA	6,395,272
	2000A, 5.250%, 12/01/12
4,000	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AAA	4,552,400
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
4,585	Santa Maria, California, Subordinate Water and Wastewater Revenue Certificates of	8/12 at 101.00	AAA	4,857,578
	Participation, Series 1997A, 5.550%, 8/01/27 – AMBAC Insured
1,700	South Gate Utility Authority, California, Subordinate Revenue Bonds, Water and Sewer System	10/11 at 102.00	Baa3	1,709,367
	Projects, Series 2001, 5.000%, 10/01/22 – FGIC Insured
945	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	946,399
	Project, Series 2003, 5.625%, 7/01/43

28,475	Total Water and Sewer			30,263,789

$ 292,727	Total Long-Term Investments (cost $287,706,451) – 156.1%			292,490,176

	Short-Term Investments – 0.5% (0.3% of Total Investments)
$ 1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community		AA	1,000,000
	Development Project, Auction Rate Securities, Variable Rate Demand Obligations, Series 2006A,
	3.850%, 9/01/36 – AMBAC Insured (7)

	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $288,706,451) – 156.6%			293,490,176

	Floating Rate Obligations – (2.8)%			(5,330,000)

	Other Assets Less Liabilities – 2.8%			5,203,636

	Preferred Shares, at Liquidation Value – (56.6)% (8)			(106,000,000)

	Net Assets Applicable to Common Shares – 100%			$187,363,812

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	This debt has been restructured to accommodate capital maintenance at the facility. Major highlights of the debt restructuring include the following: (1) the principal balance outstanding on and after December 1,
2007, shall accrue interest at a rate of 6.500% per annum commencing December 1, 2007; (2) the interest shall accrue but not be payable on June 1, 2008 or December 1, 2008, but shall instead be deferred and paid by the end of calendar year 2011; (3) no principal component shall be pre-payable from the Minimum
Sinking Fund Account during calendar years 2008 and 2009 but such pre-payments shall recommence beginning in calendar year 2010 according to a revised schedule. Management believes that the restructuring is in the best interest of the Fund shareholders and that it is more-likely-than-not that the borrower will fulfill its obligation. Consequently the Fund continues to accrue interest on this obligation.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(8)	Preferred Shares, at Liquidation Value as a percentage of total investments is (36.1)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $283,392,834.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 10,359,778
Depreciation	(5,592,371)

Net unrealized appreciation (depreciation) of investments	$ 4,767,407

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Performance Plus Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 29, 2008